BORROWINGS - Principal maturities of the long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
2026	¥ 0	¥ 116,453
2027	119,355	119,355
2028	0	0
2029 and after	159,372	33,630
Total	¥ 278,727	¥ 269,438